Shareholder Report, Holdings (Details)	May 31, 2025
C000244001 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244001 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244001 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244001 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244001 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244001 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244001 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244001 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244001 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000244001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000244001 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244001 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000244002 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244002 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244002 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244002 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244002 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244002 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244002 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244002 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244002 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000244002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000244002 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244002 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000244000 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244000 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244000 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244000 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244000 [Member] | UGI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244000 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244000 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244000 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244000 [Member] | CSG Systems International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000244000 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000244000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000244000 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000243218 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243218 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243218 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243218 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243218 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243218 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243218 [Member] | Berkshire Hathaway Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243218 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243218 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243218 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000243218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000243218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000243218 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000243218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000243218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000243218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000243218 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%